UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3614
Rochester Fund Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/31/2009

Item 1. Reports to Stockholders.
December 31, 2009 Rochester Fund Municipals Management Commentaries and Annual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Managers ANNUL REPORT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	17.7%
Airlines	8.1
Sales Tax Revenue	7.8
Electric Utilities	7.4
Tax Increment Financing (TIF)	5.8
Marine/Aviation Facilities	5.0
General Obligation	4.8
Hospital/Health Care	4.5
Highways/Commuter Facilities	4.3
Not-for-Profit Organization	3.9
Portfolio holdings are subject to change. Percentages are as of December 31, 2009, and are based on total assets.

Credit Allocation

AAA	4.0%
AA	22.2
A	12.6
BBB	39.2
BB or lower	22.0
Credit allocations are subject to change. Percentages are based on the total market value of investments as of December 31, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 17.99% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
14 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended December 31, 2009, prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Rochester Fund Municipals. In all, the Class A shares produced a total return of 45.07% at net asset value for the reporting period (38.18% with sales charge). As of December 31, 2009, the distribution yield of this Fund’s Class A shares was 6.04% at NAV, 164 basis points higher than the average in its peer category.
     In all, Rochester Fund Municipals distributed 90.5 cents per Class A share, including a small amount of taxable income. The Fund’s dividend, which was 7.4 cents per Class A share at the outset of this reporting period, rose to 7.5 cents per Class A share with the March 2009 payout, to 7.6 cents per Class A share with the September 2009 payout and to 7.9 cents per Class A share with the December 2009 payout.
     Rochester Fund Municipals held about 960 securities and had an average credit quality of BBB as of December 31, 2009.1 In general this reporting period, default rates on municipal bonds continued to be extremely low relative to the default rates on corporate fixed-income instruments. As of December 31, 2009, every single bond in the Fund’s portfolio was current with scheduled interest payments.
     As the charts on pages 19 to 22 show, the Fund’s performance improved this reporting period, which was characterized by renewed investor demand and by what we believe to be the end of this latest cycle of credit spread widening. Credit spread widening, as was evident during the 2007-2008 credit crisis, is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. We believe that this latest cycle of spread widening has run its course and that our Fund’s investments offer structural advantages over the long term. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.

1.	The Fund’s average credit quality is weighted to reflect the relative credit strength and market value of each holding as of December 31, 2009. The calculation,which is subject to change, includes securities rated by national rating organizations as well as unrated securities that have ratings assigned by the manager in categories equivalent to those of rating organizations. All bonds are grouped based on the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from state and local taxes, represented 32.4% of the Fund’s net assets on December 31, 2009. Most of the Fund’s investments involve “creatures of the state”—that is, securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education. On July 1, 2009, Gov. Luis Fortuño signed his first fiscal budget into law. At $7.6 billion, the budget for fiscal year 2010 was $1.9 billion smaller than the previous year’s budget. The Commonwealth’s structural deficit was expected to reach $500 million within a year, down from $3.2 billion.
     In an interview with The Bond Buyer, a daily newspaper focused on public finance, the governor said, “I’m very pleased in the sense that we have kept our commitments not just to our taxpayers but to bondholders that we will bring back fiscal constraints and fiscal responsibility.” These commitments were likely costly for some constituents—in particular, the 30,000 government workers who faced job reductions and the homeowners and businesses, whose property tax bills were set to rise.
     The credit rating agencies continued to view the Commonwealth favorably. When the Puerto Rico Sales Tax Financing Corporation came to market with $3.5 billion in new debt in late June, it was rated A-plus by Standard & Poor’s, A2 by Moody’s Investors Service and A by Fitch Ratings. Additionally, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from S&P and Moody’s this reporting period. (Fitch does not directly rate Puerto Rico’s general obligation debt.) Proceeds from the Commonwealth’s sales tax bonds were slated to be used to offset obligations to government suppliers and to provide job assistance to laid-off workers. The Fund’s holdings in bonds issued in Puerto Rico provided high levels of tax-free income this reporting period, and we remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 17.7% of Fund total assets and comprised the Fund’s largest industry sector.2

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
16 | ROCHESTER FUND MUNICIPALS

     During this reporting period, media reports focused on two tobacco-related developments. First, in the first quarter of 2009, President Obama signed into law an extension and expansion of the State Children’s Health Insurance Program (S-CHIP) that increased the tax on cigarettes by 62 cents. Though we believe an increase in price will decrease the number of cigarettes sold, we also believe that it will have minimal impact on tobacco bonds. Further, we do not believe that this tax increase will spark any meaningful change in the fundamentals of tobacco bonds.
     In the second quarter of 2009, the Family Smoking Prevention and Tobacco Control Act was passed, putting the Food and Drug Administration in charge of regulating the making and marketing of cigarettes and other tobacco products. Philip Morris, the country’s leading cigarette manufacturer, was a strong advocate for this legislation, which we believe could lead to greater consolidation of market share among the industry’s leading players. (Smaller companies may have a harder time complying with the new regulations.) This shift in share, we believe, should improve MSA revenues and may encourage early redemptions of existing bonds.
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. We continue to believe carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the benefit of our yield-seeking investors.
     The Fund’s airline holdings represented 8.1% of total assets as of December 31, 2009. Many of the Fund’s holdings are backed by a security interest in the airport terminal buildings or maintenance facilities whose construction they finance and, as a result, these bonds offer investors valuable collateral. During the reporting period, oil prices surged from about $33 a barrel in December 2008 to nearly $83 a barrel by December 31, 2009. Airline-backed securities in this Fund contributed positively to total return this reporting period, despite oil prices and pessimistic industry reports from Moody’s and S&P.
     As of December 31, 2009, the Fund was invested in the electric, sewer and water utilities sectors, with 7.4%, 3.2% and 1.8% of the Fund’s total assets, respectively, and in the hospital/health care sector, which represented 4.5% of the Fund’s total assets. Our holdings in these sectors consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The overall fundamentals in these sectors remained stable this reporting period, contributing to positive results.
     Tax increment financing (TIF) bonds constituted 5.8% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban
17 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
renewal projects. With the decline in the real estate market, we have been able to purchase or add to positions at tax-free yields that we believe to be highly attractive.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they often face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2009. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class Y shares, performance is measured from inception of the class on April 28, 2000. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index and the Consumer Price Index. The Barclays Capital Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the performance of the general municipal bond market. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities index includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the indices.
18 | ROCHESTER FUND MUNICIPALS

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 23 for further information.
19 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
20 | ROCHESTER FUND MUNICIPALS

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 23 for further information.
21 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 23 for further information.
22 | ROCHESTER FUND MUNICIPALS

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, the Class A returns includes the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
23 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
24 | ROCHESTER FUND MUNICIPALS

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2009	December 31, 2009	December 31, 2009

Actual
Class A	$1,000.00	$1,175.40	$6.87
Class B	1,000.00	1,169.20	12.20
Class C	1,000.00	1,169.80	11.65
Class Y	1,000.00	1,175.50	6.10

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.90	6.38
Class B	1,000.00	1,014.01	11.33
Class C	1,000.00	1,014.52	10.82
Class Y	1,000.00	1,019.61	5.67
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.25%
Class B	2.22
Class C	2.12
Class Y	1.11
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS December 31, 2009

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—117.8%
New York—83.4%
$1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$940,422
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,491,070
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	496,590
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,438,062
1,420,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2019	1,418,850
2,460,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2029	2,221,429
215,000	Albany, NY IDA (Albany Municipal Golf Course Clubhouse)[1]	7.500		05/01/2012	215,047
790,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	790,600
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,662,969
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,082,403
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	693,810
7,005,000	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	5,473,077
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	566,991
1,285,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	1,137,611
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,376,109
895,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	909,651
1,770,000	Albany, NY Parking Authority[3]	7.052	[4]	11/01/2017	1,213,247
925,000	Amherst, NY IDA (Asbury Pointe)[1]	5.800		02/01/2015	925,028
45,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2023	41,217
3,000,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2029	2,581,140
5,300,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	3,635,482
25,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.250		08/01/2031	25,112
975,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	930,413
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		01/01/2033	2,210,673
2,285,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	2,256,872
15,700,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	6.375		07/15/2043	15,967,057
1,650,000	Broome County, NY IDA (Good Shepard Village)[1]	6.750		07/01/2028	1,406,180
1,550,000	Broome County, NY IDA (Good Shepard Village)[1]	6.875		07/01/2040	1,264,056
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	73,673
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,076,823
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	737,690
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	870,663
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,243,910
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	3,148,998
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,534,460
915,000	Canton, NY Human Services Initiatives[1]	5.700		09/01/2024	888,392
1,155,000	Canton, NY Human Services Initiatives[1]	5.750		09/01/2032	1,060,544
1,465,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	1,421,929
F1 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$10,515,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000%		01/01/2021	$10,498,281
3,150,000	Chautauqua County, NY IDA (Jamestown Devel. Corp.)[1]	7.500		11/01/2018	2,783,907
1,800,000	Chautauqua County, NY IDA (Woman’s Christian Assoc. of Jamestown)[1]	6.400		11/15/2029	1,576,152
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	97,395
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	107,143
1,045,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	999,386
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,438,720
2,945,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.000		01/01/2013	2,413,722
3,100,000	Chemung County, NY IDA (St. Joseph’s Hospital)[3]	6.350		01/01/2013	2,540,760
4,910,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.500		01/01/2019	3,889,211
600,000	Clifton Springs, NY Hospital & Clinic[1]	7.650		01/01/2012	600,360
2,200,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	2,201,408
35,000	Cohoes, NY GO1	6.200		03/15/2012	35,022
25,000	Cohoes, NY GO3	6.200		03/15/2013	25,008
25,000	Cohoes, NY GO1	6.250		03/15/2014	25,005
25,000	Cohoes, NY GO1	6.250		03/15/2015	24,999
25,000	Cohoes, NY GO1	6.250		03/15/2016	24,908
1,100,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/15/2014	1,024,518
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,204,795
40,000	Corinth, NY IDA (International Paper Company)[1]	5.850		12/01/2020	39,998
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.250		07/01/2032	4,938,306
2,300,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,656,299
900,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	885,510
1,000,000	Dutchess County, NY Water & Wastewater Authority[1]	5.400	[4]	06/01/2027	467,000
3,155,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)[1]	7.750		10/01/2032	3,072,371
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)[1]	6.125		04/20/2043	1,428,698
2,410,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	2,140,104
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	1,377,476
3,275,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,541,891
1,925,000	Erie County, NY IDA (Air Cargo)[1]	8.500		10/01/2015	1,926,540
4,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.750		06/01/2025	3,740,320
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	6,292,930
1,960,000	Erie County, NY IDA (DePaul Properties)[1]	5.750		09/01/2028	1,395,520
2,255,000	Erie County, NY IDA (DePaul Properties)[1]	6.500		09/01/2018	1,925,048
1,775,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,465,919
11,310,000	Erie County, NY IDA (Medaille College)[1]	7.625		04/01/2035	11,397,879
3,515,000	Erie County, NY IDA (Medaille College)[1]	8.250		11/01/2026	3,637,357
9,900,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2026	8,307,642
9,250,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	6,958,128
F2 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$7,350,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000%		02/01/2028	$7,349,486
25,290,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	20,317,480
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	56,676,368
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[4]	06/01/2047	3,294,060
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[4]	06/01/2050	2,967,710
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[4]	06/01/2055	2,100,383
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[4]	06/01/2060	6,727,680
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,161,882
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,321,091
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,518,030
30,000	Essex County, NY IDA (Moses Ludington Nursing Home)[1]	6.200		02/01/2030	30,526
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	873,688
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	286,749
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,064,941
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	353,543
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	892,584
9,300,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		12/01/2023	8,793,708
4,440,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		03/01/2028	3,964,121
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		08/15/2022	1,754,688
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		10/01/2026	1,500,964
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)[1]	5.500		12/01/2029	5,552,086
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	776,070
1,000,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000		12/01/2027	800,120
3,555,000	Glen Cove, NY IDA (SLCD)[1]	7.375		07/01/2023	3,557,737
1,125,000	Green Island, NY Power Authority[1]	5.125		12/15/2024	1,112,816
2,370,000	Green Island, NY Power Authority[1]	6.000		12/15/2020	2,425,814
1,695,000	Green Island, NY Power Authority[1]	6.000		12/15/2025	1,722,391
150,000	Hempstead, NY IDA (Dentaco Corp.)[1]	7.250		11/01/2012	148,275
1,270,000	Hempstead, NY IDA (Dentaco Corp.)[1]	8.250		11/01/2025	1,255,103
8,675,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	6.375		11/01/2018	7,884,881
8,035,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	7.750		11/01/2022	8,155,284
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.500		11/01/2042	19,121,062
F3 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500%	11/01/2038	$3,112,538
5,920,000	Hempstead, NY IDA (South Shore YJCC)[1]	6.750	11/01/2024	4,264,058
855,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	897,562
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	927,940
1,285,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,248,570
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	1,767,660
120,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011	120,544
68,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	63,644,359
465,970,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	433,953,201
145,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875	05/01/2019	132,521
1,000,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2029	844,820
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2039	6,802,210
710,000	Islip, NY IDA (Leeway School)[1]	9.000	08/01/2021	710,888
16,025,000	Islip, NY IDA (Southside Hospital Civic Facilities)[1]	7.750	12/01/2022	15,366,693
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	8,289,613
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	961,920
60,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	60,467
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	4,717,848
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	809,642
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	1,010,999
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,286,498
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	4,977,720
570,000	Middletown, NY IDA (Flanagan Design & Display)[1]	7.500	11/01/2018	513,667
2,970,000	Middletown, NY IDA (Southwinds Retirement Home)	6.375	03/01/2018	1,890,702
1,255,000	Middletown, NY IDA (YMCA)[1]	7.000	11/01/2019	1,244,370
55,000	Monroe County, NY COP[1]	8.050	01/01/2011	54,624
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750	05/01/2023	47,593
165,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	193,273
860,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	810,791
4,005,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.875	02/01/2028	2,913,678
4,925,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.950	08/01/2028	4,188,565
4,025,000	Monroe County, NY IDA (DePaul Properties)[1]	6.150	09/01/2021	3,220,805
2,490,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,050,889
2,890,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375	04/01/2029	2,498,492
2,210,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.250	06/01/2026	2,082,284
3,175,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.375	06/01/2024	3,163,824
F4 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,175,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375%		07/01/2032	$1,677,860
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	2,956,109
735,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	670,974
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,255,300
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[4]	06/01/2061	3,867,500
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	479,643
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	1,832,521
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	599,160
3,275,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.200		12/01/2033	2,847,220
2,295,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	2,231,084
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,367,976
802,824	Municipal Assistance Corp. for Troy, NY1	5.733	[4]	07/15/2021	486,303
1,218,573	Municipal Assistance Corp. for Troy, NY1	5.741	[4]	01/15/2022	718,032
710,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	629,479
590,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	598,189
2,975,000	Nassau County, NY IDA (ALIA-ACLD)[1]	6.250		09/01/2022	2,713,557
180,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.125		06/01/2017	180,706
255,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.500		06/01/2015	258,539
4,190,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.000		11/01/2016	4,201,062
2,650,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.125		06/01/2017	2,660,388
1,280,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.500		06/01/2015	1,297,766
150,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.125		06/01/2012	152,345
1,575,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.500		06/01/2015	1,596,861
4,030,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.150		06/01/2030	4,081,020
6,165,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.250		06/01/2032	6,251,927
710,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	712,783
545,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	547,136
150,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	152,082
12,500,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	11,200,875
385,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2030	390,344
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,273,422
5,000,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	4,432,950
600,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	531,954
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,412,195
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,028,190
640,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	567,418
3,615,000	Nassau County, NY IDA (Little Village School)[1]	7.500		12/01/2031	3,568,800
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,273,870
2,205,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	2,084,563
F5 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,300,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150%		11/01/2022	$1,174,082
1,555,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	6.250		11/01/2014	1,525,004
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	548,714
655,000	Nassau County, NY IDA, Series A-A1	6.000		07/02/2021	593,201
6,915,000	Nassau County, NY IDA, Series A-B1	6.000		07/01/2021	6,262,570
695,000	Nassau County, NY IDA, Series A-C1	6.000		07/01/2021	629,427
790,000	Nassau County, NY IDA, Series A-D1	6.000		07/01/2021	715,464
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	97,847,820
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,380,800
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[4]	06/01/2046	890,400
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[4]	06/01/2046	4,104,412
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[4]	06/01/2060	8,990,432
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[4]	06/01/2060	262,800
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	18,580,279
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	13,049,941
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,606,326
3,300,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	3,195,489
3,020,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,827,596
1,500,000	Niagara County, NY IDA (Niagara University)[1]	5.350		11/01/2023	1,513,605
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400		11/01/2031	5,331,420
2,600,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550		11/15/2024	2,566,590
7,250,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625		11/15/2024	7,211,430
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[3]	5.750		05/15/2022	19,855
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,435,792
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,983,335
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	126,124
355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	330,814
1,420,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	1,423,167
3,000,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	3,591,780
25,000	Nunda, NY GO1	8.000		05/01/2010	25,477
500,000	NY Carnegie Redevel. Corp.[3]	7.000		09/01/2021	409,330
8,480,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	8,392,656
6,235,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	6,203,825
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	19,177,694
29,800,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	26,290,752
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	47,436,491
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	223,879
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,623,660
F6 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$131,335,000	NY Counties Tobacco Trust IV	5.920	[4]%	06/01/2050	$3,559,179
304,690,000	NY Counties Tobacco Trust IV	6.395	[4]	06/01/2055	4,162,065
608,700,000	NY Counties Tobacco Trust IV	6.816	[4]	06/01/2060	3,999,159
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000	[5]	06/01/2041	76,322,400
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	41,290,409
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	29,882,058
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650	[6]	06/01/2041	2,245,650
239,280,000	NY Counties Tobacco Trust V	6.074	[4]	06/01/2038	24,459,202
605,930,000	NY Counties Tobacco Trust V	6.209	[4]	06/01/2050	19,389,760
643,195,000	NY Counties Tobacco Trust V	6.850	[4]	06/01/2055	8,786,044
3,845,000,000	NY Counties Tobacco Trust V	7.846	[4]	06/01/2060	25,261,650
68,000,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[7]	5.250		10/01/2035	67,995,675
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[3,8,9]	6.125		02/15/2019	22
51,560,000	NY MTA, Series A7	5.000		11/15/2030	52,423,890
20,000	NY MTA, Series A1	5.000		11/15/2032	20,181
25,000	NY MTA, Series B1	5.000		01/01/2031	25,328
1,625,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015	1,625,098
20,220,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	16,701,720
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2032	25,308
33,060,000	NY Triborough Bridge & Tunnel Authority, Series A7	5.000		01/01/2027	33,734,399
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,626,982
251,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	206,955,004
337,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	270,879,414
15,000	NYC GO1	5.000		06/01/2020	15,896
25,000	NYC GO1	5.000		03/01/2025	25,631
6,280,000	NYC GO1	5.000		08/01/2026	6,677,901
10,000	NYC GO1	5.000		03/15/2029	10,080
10,000	NYC GO1	5.000		03/15/2029	10,080
20,000,000	NYC GO7	5.000		04/01/2030	20,610,534
46,000,000	NYC GO7	5.000		06/01/2030	47,449,853
10,920,000	NYC GO7	5.000		08/01/2030	11,273,590
27,400,000	NYC GO7	5.000		06/01/2033	28,078,273
12,455,000	NYC GO7	5.000		12/01/2033	12,718,491
30,150,000	NYC GO7	5.000		11/01/2034	30,727,112
19,405,000	NYC GO7	5.000		04/01/2035	19,798,075
5,400,000	NYC GO7	5.000		08/01/2035	5,515,619
60,000	NYC GO1	5.100		11/01/2019	62,014
20,000,000	NYC GO7	5.250		03/01/2021	22,058,300
5,000	NYC GO1	5.250		08/01/2021	5,005
25,530,000	NYC GO7	5.250		06/01/2027	26,145,532
9,500,000	NYC GO1	5.250		04/01/2028	10,242,330
F7 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$12,765,000	NYC GO7	5.300%		03/01/2035	$13,019,963
5,000	NYC GO1	5.375		12/01/2026	5,112
5,000	NYC GO1	5.375		03/01/2027	5,692
37,945,000	NYC GO7	5.375		06/01/2032	38,790,953
40,000	NYC GO1	5.500		08/01/2022	40,048
5,000	NYC GO1	5.500		12/01/2031	5,110
5,000	NYC GO1	5.950		08/01/2014	5,047
40,000	NYC GO1	6.154	[4]	10/01/2012	38,442
2,000,000	NYC GO10	6.250		12/15/2031	2,327,700
20,000	NYC GO1	7.000		02/01/2010	20,104
15,000	NYC GO1	7.250		08/15/2024	15,072
5,000	NYC GO1	7.750		08/15/2028	5,027
837,000	NYC GO RIBS	10.812	[11]	08/12/2010	844,491
837,000	NYC GO RIBS	10.812	[11]	09/01/2011	844,491
4,055,000	NYC HDC (Barclay Avenue)[3]	6.600		04/01/2033	4,056,257
41,404	NYC HDC (Beekman)[3]	6.500		10/15/2017	41,489
278,962	NYC HDC (Bridgeview III)[3]	6.500		12/15/2017	280,256
810,387	NYC HDC (Cadman Towers)[3]	6.500		11/15/2018	814,147
52,186	NYC HDC (Essex Terrace)[3]	6.500		07/15/2018	52,362
5,000,000	NYC HDC (Multifamily Hsg.)[1]	4.700		11/01/2040	4,456,300
7,500,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	7,490,175
3,500,000	NYC HDC (Multifamily Hsg.)[7]	5.000		11/01/2037	3,372,712
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,452
4,685,000	NYC HDC (Multifamily Hsg.)[7]	5.050		11/01/2039	4,517,128
2,435,000	NYC HDC (Multifamily Hsg.)[7]	5.100		11/01/2027	2,451,087
3,000,000	NYC HDC (Multifamily Hsg.)[7]	5.125		11/01/2032	2,966,000
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,062,362
8,035,000	NYC HDC (Multifamily Hsg.)[7]	5.200		11/01/2040	7,877,175
14,110,000	NYC HDC (Multifamily Hsg.)[7]	5.250		11/01/2030	14,410,343
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,045,121
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,155,883
15,000	NYC HDC (Multifamily Hsg.)[1]	5.400		11/01/2033	15,039
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,763,087
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500		11/01/2028	4,901,180
3,090,000	NYC HDC (Multifamily Hsg.)[7]	5.500		11/01/2034	3,179,094
2,840,000	NYC HDC (Multifamily Hsg.)[7]	5.550		11/01/2039	2,914,664
10,910,000	NYC HDC (Multifamily Hsg.)[7]	5.700		11/01/2046	11,238,037
10,470,000	NYC HDC (Multifamily Hsg.), Series A7	5.600		11/01/2042	10,578,434
31,675,000	NYC HDC (Multifamily Hsg.), Series B7	5.350		05/01/2049	30,762,591
11,250,000	NYC HDC (Multifamily Hsg.), Series C7	5.050		11/01/2036	10,776,702
8,365,000	NYC HDC (Multifamily Hsg.), Series C7	5.125		05/01/2040	8,107,818
F8 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$385,000	NYC HDC (Multifamily Hsg.), Series C1	5.700%	05/01/2031	$386,582
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200	11/01/2033	994,110
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200	11/01/2032	2,151,983
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[7]	4.875	11/01/2039	12,625,505
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200	11/01/2038	1,321,234
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250	05/01/2046	3,322,106
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[7]	5.200	11/01/2038	14,857,479
232,641	NYC HDC (St. Martin Tower)[3]	6.500	11/15/2018	233,720
2,750,000	NYC HDC, Series C7	5.000	11/01/2026	2,744,296
970,000	NYC IDA (A Very Special Place)[1]	5.750	01/01/2029	777,814
3,480,000	NYC IDA (Acme Architectural Products)[1]	6.375	11/01/2019	3,086,482
42,995,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	30,885,458
21,915,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2027	17,105,315
195,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	188,655
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	869,021
2,955,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,309,598
2,905,000	NYC IDA (American Airlines)	5.400	07/01/2019	2,164,457
32,580,000	NYC IDA (American Airlines)	5.400	07/01/2020	23,755,707
41,550,000	NYC IDA (American Airlines)	6.900	08/01/2024	33,001,088
14,550,000	NYC IDA (American Airlines)[1]	7.125	08/01/2011	14,447,423
540,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	537,354
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	17,994,340
69,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	69,343,065
44,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	45,560,265
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	346,237,671
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,059,027
4,075,000	NYC IDA (Atlantic Paste & Glue Company)[1]	6.625	11/01/2019	3,512,243
1,050,000	NYC IDA (Atlantic Veal & Lamb)[1]	8.375	12/01/2016	1,051,428
205,000	NYC IDA (Baco Enterprises)[1]	7.500	11/01/2011	205,592
1,685,000	NYC IDA (Baco Enterprises)[1]	8.500	11/01/2021	1,689,398
1,325,000	NYC IDA (Bark Frameworks)[1]	6.750	11/01/2019	1,232,979
9,715,000	NYC IDA (Berkeley Carroll School)[1]	6.100	11/01/2028	8,454,770
5,500,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	02/15/2022	4,854,740
1,035,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2027	929,772
4,220,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2034	3,702,966
52,750,000	NYC IDA (British Airways)[1]	5.250	12/01/2032	35,570,380
34,425,000	NYC IDA (British Airways)[1]	7.625	12/01/2032	31,564,627
97,120,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	74,898,944
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	116,669,781
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	19,261,925
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	14,613,993
F9 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$4,145,000	NYC IDA (Calhoun School)[1]	6.625%	12/01/2034	$3,738,044
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,791,012
15,540,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	12,556,475
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,747,234
29,135,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	20,304,182
475,000	NYC IDA (Community Hospital of Brooklyn)[1]	6.875	11/01/2010	476,335
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,303,437
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,607,079
3,870,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	3,156,991
1,535,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,340,761
1,375,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	1,375,646
430,000	NYC IDA (Comprehensive Care Management)[1]	8.000	12/01/2011	430,404
4,180,000	NYC IDA (Continental Airlines)	8.000	11/01/2012	3,567,337
4,685,000	NYC IDA (Continental Airlines)	8.375	11/01/2016	3,479,737
1,315,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,114,449
1,465,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,241,573
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	4,337,598
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	501,785
5,500,000	NYC IDA (Family Support Systems)[1]	7.500	11/01/2034	5,366,515
7,315,000	NYC IDA (Friends Seminary School)[1]	7.125	09/15/2031	6,932,352
13,780,000	NYC IDA (Gateway School of New York)[1]	5.550	06/01/2039	10,994,649
1,900,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,475,388
1,800,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,397,736
2,175,000	NYC IDA (Good Shepherd Services)[1]	5.875	06/01/2014	2,048,676
3,570,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	2,786,528
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	5,667,027
2,195,000	NYC IDA (Herbert G. Birch Childhood Project)[1]	8.375	02/01/2022	2,196,449
800,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	743,424
7,890,000	NYC IDA (JetBlue Airways Corp.)[1]	5.000	05/15/2020	6,509,645
9,000,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	9,071,640
610,000	NYC IDA (Just Bagels Manufacturing)[1]	8.500	11/01/2016	622,115
945,000	NYC IDA (Just Bagels Manufacturing)[1]	8.750	11/01/2026	950,112
230,000	NYC IDA (L&M Optical Disc)[1]	7.125	11/01/2010	227,130
22,575,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	22,317,419
17,190,000	NYC IDA (Liberty-7 World Trade Center)[3]	6.500	03/01/2035	16,062,164
12,000,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.750	03/01/2015	12,070,320
45,500,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	34,837,985
2,625,000	NYC IDA (Little Red Schoolhouse)[1]	6.750	11/01/2018	2,609,014
2,995,000	NYC IDA (Lucky Polyethylene Manufacturing Company)[1]	7.800	11/01/2024	2,354,998
23,000,000	NYC IDA (Magen David Yeshivah)[1]	5.700	06/15/2027	18,641,500
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	3,017,047
F10 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375%	11/01/2038	$7,731,314
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,596,822
680,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	690,730
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	3,908,427
18,190,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	15,323,984
635,000	NYC IDA (Mesorah Publications)[1]	6.450	02/01/2011	629,761
4,790,000	NYC IDA (Mesorah Publications)[1]	6.950	02/01/2021	4,488,565
8,405,000	NYC IDA (Metro Biofuels)[1]	6.000	11/01/2028	6,564,053
2,800,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	2,627,436
2,005,000	NYC IDA (Morrisons Pastry)[1]	6.500	11/01/2019	1,851,156
25,000	NYC IDA (NYU)[1]	5.000	07/01/2041	25,111
40,000,000	NYC IDA (NYU)[7]	5.250	07/01/2048	40,969,732
3,240,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2017	3,066,109
875,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	795,856
10,065,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	9,223,767
2,240,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,986,096
1,910,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,693,502
900,000	NYC IDA (Precision Gear)[1]	7.625	11/01/2024	887,517
4,100,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	3,506,156
3,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	2,868,510
5,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	5,058,955
33,410,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	30,416,130
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	6,030,308
1,625,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.250	11/01/2014	1,507,480
8,595,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.750	11/01/2028	7,111,159
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	812,130
4,085,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	3,794,883
875,000	NYC IDA (Services for the Underserved/ Young Adult Institute Obligated Group)[1]	5.000	07/01/2026	675,395
4,380,000	NYC IDA (Showman Fabricators)[1]	7.500	11/01/2028	3,371,023
3,100,000	NYC IDA (South Bronx Overall Economic Devel.)[1]	8.625	12/01/2025	2,569,621
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750	07/01/2020	1,361,653
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250	07/01/2022	828,178
2,620,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	2,581,093
3,950,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875	08/01/2025	3,925,115
5,760,000	NYC IDA (Stallion)[1]	5.500	11/01/2036	3,855,917
955,000	NYC IDA (Stallion)[1]	6.000	11/01/2027	742,818
10,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	9,163
4,360,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	3,994,894
F11 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,440,000	NYC IDA (Staten Island University Hospital)[1]	6.450%	07/01/2032	$1,318,306
455,000	NYC IDA (Streamline Plastics)[1]	7.750	12/01/2015	454,104
1,275,000	NYC IDA (Streamline Plastics)[1]	8.125	12/01/2025	1,240,715
6,808,500	NYC IDA (Studio School)[1]	7.000	11/01/2038	5,371,362
605,000	NYC IDA (Surprise Plastics)[1]	7.500	11/01/2013	526,005
2,480,000	NYC IDA (Surprise Plastics)[1]	8.500	11/01/2023	1,859,678
380,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2021	378,320
1,000,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2030	936,100
8,800,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	8,638,168
145,000	NYC IDA (Therapy & Learning Center)[1]	7.500	10/01/2011	147,912
3,735,000	NYC IDA (Therapy & Learning Center)[1]	8.250	10/01/2031	3,754,347
8,955,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650	12/01/2039	6,714,728
3,765,000	NYC IDA (Ulano)[1]	6.900	11/01/2019	3,028,604
32,040,000	NYC IDA (Unicef)[1]	5.300	11/01/2038	23,595,538
9,830,000	NYC IDA (Urban Health Plan)[1]	7.050	09/15/2026	9,554,760
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375	11/01/2033	3,387,966
1,200,000	NYC IDA (Utleys)[1]	7.375	11/01/2023	1,161,072
3,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	3,244,516
1,330,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	1,021,081
3,235,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	2,483,607
900,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2031	665,091
1,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	1,321,272
14,200,000	NYC IDA (Visy Paper)[1]	7.800	01/01/2016	13,541,262
70,500,000	NYC IDA (Visy Paper)[1]	7.950	01/01/2028	67,979,625
1,930,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	1,157,209
195,000	NYC IDA (W & W Jewelers)[1]	7.250	02/01/2011	195,429
1,555,000	NYC IDA (W & W Jewelers)[1]	8.250	02/01/2021	1,567,222
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	5,363,744
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	2,597,385
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000	11/01/2010	2,714,364
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375	11/01/2015	5,417,720
1,465,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	1,371,211
59,605,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	54,242,934
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	19,020,870
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	18,533,786
57,700,000	NYC Municipal Water Finance Authority[7]	5.000	06/15/2026	58,645,992
50,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	50,579
27,500,000	NYC Municipal Water Finance Authority[7]	5.000	06/15/2031	28,413,275
11,720,000	NYC Municipal Water Finance Authority[7]	5.000	06/15/2032	11,822,872
31,400,000	NYC Municipal Water Finance Authority[7]	5.000	06/15/2034	31,631,492
47,440,000	NYC Municipal Water Finance Authority[7]	5.000	06/15/2034	48,235,811
F12 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$40,100,000	NYC Municipal Water Finance Authority[7]	5.000%		06/15/2037	$40,962,351
18,000,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2038	18,250,409
22,000,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2038	22,462,576
29,000,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2039	29,609,759
18,000,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2039	18,378,360
31,500,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2039	32,052,510
19,740,000	NYC Municipal Water Finance Authority[7]	5.000		06/15/2039	20,086,240
44,840,000	NYC Municipal Water Finance Authority[7]	5.125		06/15/2032	45,311,523
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032	30,315
25,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	25,391
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	30,469
145,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125		07/01/2030	113,621
14,360,000	NYS DA (Buena Vida Nursing Home)[1]	5.250		07/01/2028	14,414,712
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000		07/01/2027	2,151,383
1,250,000	NYS DA (D’Youville College)[1]	5.250		07/01/2025	1,243,450
15,000	NYS DA (Dept. of Mental Hygiene)[1]	5.250		08/15/2031	15,192
20,000	NYS DA (Ellis Hospital)[1]	5.600		08/01/2025	20,019
3,255,000	NYS DA ( L.I. University)[1]	5.125		09/01/2023	3,237,390
1,335,000	NYS DA ( L.I. University)[1]	5.250		09/01/2028	1,299,289
1,710,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.375		07/01/2020	1,542,300
405,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.500		07/01/2030	336,328
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750		08/01/2029	17,660,328
3,865,000	NYS DA (Manhattan College)[1]	5.000		07/01/2041	3,394,745
3,260,000	NYS DA (Manhattan College)[1]	5.300		07/01/2037	3,037,309
18,230,000	NYS DA (Memorial Sloan-Kettering)[7]	5.000		07/01/2035	18,563,697
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375		07/01/2029	4,129,249
6,860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875		07/01/2025	6,979,981
2,500,000	NYS DA (Municipal Health Facilities)[10]	5.000		01/15/2028	2,580,075
2,265,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2033	1,883,642
9,925,000	NYS DA (North Shore University Hospital/ L.I. Jewish Medical Center)[1]	0.918	[6]	05/01/2018	8,476,446
2,000,000	NYS DA (Norwegian Christian Home & Health Center)[1]	6.100		08/01/2041	2,136,060
11,100,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	10,619,148
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	19,559,026
40,320,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2036	36,131,155
4,400,000	NYS DA (NYU Hospitals Center)[1]	5.250		07/01/2024	4,351,644
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	1,957,560
7,275,000	NYS DA (Orange Regional Medical Center)[1]	6.125		12/01/2029	6,750,473
17,980,000	NYS DA (Orange Regional Medical Center)[1]	6.250		12/01/2037	16,093,179
F13 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,925,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000%		11/01/2026	$2,965,365
6,035,000	NYS DA (Providence Rest)[1]	5.000		07/01/2035	3,878,513
2,700,000	NYS DA (Providence Rest)[1]	5.125		07/01/2030	1,882,440
3,100,000	NYS DA (Providence Rest)[1]	5.250		07/01/2025	2,370,508
6,260,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2025	5,962,462
17,660,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2035	15,540,977
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250		10/01/2028	2,089,150
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375		10/01/2033	3,147,550
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500		04/01/2039	1,816,214
50,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2022	54,097
25,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2029	26,759
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100		07/01/2034	987,742
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,375,735
1,055,000	NYS DA (St. Catherine of Siena Medical Center)[1]	6.000		07/01/2030	1,059,188
1,505,000	NYS DA (St. Thomas Aquinas College)[1]	5.250		07/01/2028	1,448,141
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,603,866
11,695,000	NYS DA (Vassar College)[7]	5.000		07/01/2046	11,870,219
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,414,168
50,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	47,162
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	24,620
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,011
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.511	[11]	04/01/2020	7,284,130
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.631	[11]	07/01/2026	16,350,367
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	351,110
100,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	100,250
75,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	75,188
300,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	286,923
70,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	70,071
14,500,000	NYS ERDA (Rochester Gas & Electric)[1]	5.950		09/01/2033	14,389,510
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,316,636
10,220,000	NYS HFA (Affordable Hsg.)[7]	5.450		11/01/2045	10,227,332
2,310,000	NYS HFA (Children’s Rescue)[1]	7.625		05/01/2018	2,311,016
1,675,000	NYS HFA (Crotona Estates Apartments)[1]	4.950		08/15/2038	1,591,401
975,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	943,732
1,420,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,364,904
1,645,000	NYS HFA (Kensico Terrace Apartments)[1]	4.900		02/15/2038	1,528,863
5,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019	5,090
3,900,000	NYS HFA (Multifamily Hsg.)[1]	4.850		02/15/2038	3,650,088
F14 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$6,580,000	NYS HFA (Multifamily Hsg.)[1]	4.850%	11/01/2040	$6,084,394
2,860,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	2,864,748
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375	02/15/2035	2,082,538
3,290,000	NYS HFA (Multifamily Hsg.)[1]	5.450	08/15/2032	3,311,319
2,075,000	NYS HFA (Multifamily Hsg.)[3]	5.500	08/15/2030	2,075,477
1,075,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	1,083,159
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	3,224,288
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2031	1,007,000
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650	02/15/2034	1,716,686
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700	08/15/2033	2,134,183
680,000	NYS HFA (Multifamily Hsg.)[1]	6.250	02/15/2031	685,433
1,255,000	NYS HFA (Multifamily Hsg.)[3]	6.400	11/15/2027	1,256,268
3,915,000	NYS HFA (Multifamily Hsg.)[3]	6.750	11/15/2036	4,229,492
340,000	NYS HFA (Nonprofit Hsg.)[3]	8.400	11/01/2010	341,761
365,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2011	366,748
395,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2012	396,738
425,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2013	426,755
510,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2014	512,055
540,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2015	542,020
580,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2016	582,013
640,000	NYS HFA (Nonprofit Hsg.)[3]	8.400	11/01/2017	642,157
685,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2018	687,206
40,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875	10/01/2046	30,298,400
125,000	NYS LGSC (SCSB)[3]	7.250	12/15/2011	127,351
810,000	NYS LGSC (SCSB)[3]	7.375	12/15/2016	811,620
980,000	NYS LGSC (SCSB)[3]	7.750	12/15/2021	1,001,452
215,000	NYS Medcare (Hospital & Nursing Home)[3]	7.400	11/01/2016	216,045
135,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	135,977
25,000	NYS Medcare (M.G. Nursing Home)[1]	6.200	02/15/2015	25,097
25,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2016	25,092
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000	09/15/2035	634,020
450,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300	03/15/2019	407,214
840,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.350	03/15/2029	661,954
3,975,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125	01/01/2032	3,273,134
2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250	01/01/2032	1,726,540
1,060,000	Onondaga County, NY IDA (Community General Hospital)[1]	5.500	11/01/2018	959,682
5,390,000	Onondaga County, NY IDA (Community General Hospital)[1]	6.625	01/01/2018	4,997,177
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2030	1,186,872
F15 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125%		03/01/2037	$1,065,371
500,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	500,170
42,834,598	Onondaga County, NY Res Rec[1]	0.000	[5]	05/01/2022	29,728,496
41,580,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2015	36,923,456
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2021	2,358,100
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	2,076,737
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,866,830
2,280,000	Orange County, NY IDA (Glen Arden)[1]	5.625		01/01/2018	1,996,208
5,590,000	Orange County, NY IDA (Glen Arden)[1]	5.700		01/01/2028	4,365,175
135,000	Orange County, NY IDA (Orange Mental Retardation Properties)[3]	7.800		07/01/2011	135,598
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,706,717
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	6,075,091
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,144,997
6,870,000	Otsego County, NY IDA (Hartwick College)[1]	5.900		07/01/2022	6,069,576
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2014	1,413,963
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2015	1,481,225
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2016	1,547,307
12,010,000	Peekskill, NY IDA (Drum Hill)[1]	6.375		10/01/2028	9,430,012
500,000	Port Authority NY/NJ (Continental Airlines)[1]	9.000		12/01/2010	500,635
45,420,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125		12/01/2015	45,482,225
16,405,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	16,756,887
31,720,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	31,672,420
17,625,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900		12/01/2017	18,521,936
4,010,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2011	4,007,754
50,225,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	45,208,527
35,000	Port Authority NY/NJ, 122nd Series[1]	5.000		07/15/2026	35,003
240,000	Port Authority NY/NJ, 126th Series[1]	5.125		11/15/2030	241,337
50,000	Port Authority NY/NJ, 127th Series[1]	5.200		12/15/2027	50,479
80,000,000	Port Authority NY/NJ, 135th Series[7]	5.000		03/15/2039	82,250,681
33,025,000	Port Authority NY/NJ, 136th Series[7]	5.125		05/01/2034	33,221,508
19,175,000	Port Authority NY/NJ, 136th Series[7]	5.375		11/01/2028	19,641,290
22,855,000	Port Authority NY/NJ, 136th Series[7]	5.500		11/01/2029	23,604,579
26,000,000	Port Authority NY/NJ, 138th Series[7]	4.750		12/01/2034	25,090,130
27,255,000	Port Authority NY/NJ, 141st Series[7]	4.500		09/01/2029	25,109,851
47,910,000	Port Authority NY/NJ, 143rd Series[7]	5.000		10/01/2030	48,008,216
27,535,000	Port Authority NY/NJ, 143rd Series[7]	5.000		04/01/2036	27,216,065
12,840,000	Port Authority NY/NJ, 146th Series[7]	4.500		12/01/2034	11,674,605
F16 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$10,000	Port Authority NY/NJ, 146th Series[1]	4.500%		12/01/2034	$9,083
26,100,000	Port Authority NY/NJ, 146th Series[7]	4.750		12/01/2027	25,074,583
10,000	Port Authority NY/NJ, 146th Series[1]	4.750		12/01/2027	9,603
13,005,000	Port Authority NY/NJ, 147th Series[7]	4.750		10/15/2028	12,413,262
17,790,000	Port Authority NY/NJ, 147th Series[7]	5.000		10/15/2027	17,784,420
20,000,000	Port Authority NY/NJ, 147th Series[7]	5.000		10/15/2032	19,968,980
82,000,000	Port Authority NY/NJ, 151st Series[7]	5.750		03/15/2035	86,544,455
15,000,000	Port Authority NY/NJ, 151st Series[7]	6.000		09/15/2028	16,123,575
101,940,000	Port Authority NY/NJ, 152nd Series[7]	5.250		11/01/2035	103,375,315
13,715,000	Port Authority NY/NJ, 152nd Series[7]	5.250		05/01/2038	13,805,989
22,500,000	Port Authority NY/NJ, 152nd Series[7]	5.750		11/01/2030	23,762,475
50,660,000	Port Authority NY/NJ, 37th Series[7]	5.250		07/15/2034	51,298,823
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,765,634
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,463,460
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	5,633,102
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	6,426,993
2,020,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	2,044,987
1,400,000	Riverhead, NY IDA (Michael Reilly Design)[1]	8.875		08/01/2021	1,427,622
6,790,000	Rochester, NY Museum & Science Center[1]	6.125		12/01/2015	6,546,918
1,195,000	Rockland County, NY IDA (Crystal Run Village/ Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	980,868
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	8,135,066
10,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	8,885,417
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[4]	08/15/2045	1,247,100
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[4]	08/15/2060	3,129,840
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,654
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,494
25,000	Sanford Town, NY GO1	5.250		04/15/2017	26,474
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,047
25,000	Sanford Town, NY GO1	5.250		04/15/2019	25,724
25,000	Sanford Town, NY GO1	5.250		04/15/2020	25,600
30,000	Sanford Town, NY GO1	5.250		04/15/2021	30,526
30,000	Sanford Town, NY GO1	5.250		04/15/2022	30,497
30,000	Sanford Town, NY GO1	5.250		04/15/2023	30,432
F17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$30,000	Sanford Town, NY GO1	5.250%	04/15/2024	$30,382
35,000	Sanford Town, NY GO1	5.250	04/15/2025	35,340
35,000	Sanford Town, NY GO1	5.250	04/15/2026	35,258
40,000	Sanford Town, NY GO1	5.250	04/15/2027	40,188
40,000	Sanford Town, NY GO1	5.250	04/15/2028	39,904
40,000	Sanford Town, NY GO1	5.250	04/15/2029	39,472
45,000	Sanford Town, NY GO1	5.250	04/15/2030	44,116
45,000	Sanford Town, NY GO1	5.250	04/15/2031	43,760
50,000	Sanford Town, NY GO1	5.250	04/15/2032	48,153
50,000	Sanford Town, NY GO1	5.250	04/15/2033	47,672
55,000	Sanford Town, NY GO1	5.250	04/15/2034	52,108
60,000	Sanford Town, NY GO1	5.250	04/15/2035	56,173
60,000	Sanford Town, NY GO1	5.250	04/15/2036	55,799
3,000,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.125	12/01/2033	2,700,330
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000	10/01/2027	2,331,126
40,000,000	Seneca County, NY IDA Solid Waste (Seneca Meadows)[1]	6.625	10/01/2035	36,172,000
22,885,000	SONYMA, Series 106[7]	5.250	04/01/2034	22,331,081
30,225,000	SONYMA, Series 109[7]	4.950	10/01/2034	29,053,479
4,810,000	SONYMA, Series 130[1]	4.800	10/01/2037	4,481,910
14,865,000	SONYMA, Series 133[7]	5.050	10/01/2026	14,734,502
23,435,000	SONYMA, Series 137[7]	4.700	10/01/2031	21,303,718
22,930,000	SONYMA, Series 140[7]	4.750	10/01/2037	20,464,409
11,695,000	SONYMA, Series 143[7]	4.900	10/01/2037	10,905,484
5,045,000	SONYMA, Series 145[7]	5.125	10/01/2037	4,938,390
5,000,000	SONYMA, Series 148[7]	5.150	10/01/2027	5,037,696
6,370,000	SONYMA, Series 148[7]	5.200	10/01/2032	6,381,560
820,000	SONYMA, Series 152[1]	5.375	04/01/2023	849,077
25,000	SONYMA, Series 67[3]	5.700	10/01/2017	25,027
925,000	SONYMA, Series 69[1]	5.500	10/01/2028	925,574
27,910,000	SONYMA, Series 71[7]	5.400	04/01/2029	27,956,295
30,000	SONYMA, Series 71[1]	5.400	04/01/2029	30,050
30,000	SONYMA, Series 73[3]	5.250	10/01/2017	30,169
330,000	SONYMA, Series 73[1]	5.300	10/01/2028	330,485
23,875,000	SONYMA, Series 73-A7	5.300	10/01/2028	23,910,046
305,000	SONYMA, Series 77[1]	5.150	04/01/2029	305,229
10,145,000	SONYMA, Series 79[7]	5.300	04/01/2029	10,171,572
405,000	SONYMA, Series 82[1]	5.650	04/01/2030	405,146
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,455,431
F18 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$985,000	Suffolk County, NY IDA (ACLD)[1]	6.000%	12/01/2019	$907,412
420,000	Suffolk County, NY IDA (ALIA-ACDS)[1]	7.125	06/01/2017	421,646
2,180,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,961,956
215,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.375	06/01/2014	212,179
555,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.500	03/01/2018	535,481
520,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	7.500	09/01/2015	527,067
180,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	181,082
380,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	381,490
235,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.500	09/01/2015	238,194
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	718,858
1,300,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	1,152,567
2,900,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,609,942
815,000	Suffolk County, NY IDA (ALIA-DDI)[1]	6.375	06/01/2014	804,307
100,000	Suffolk County, NY IDA (ALIA-DDI)[1]	7.500	09/01/2015	101,359
815,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	733,484
475,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.375	06/01/2014	468,768
1,100,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.950	12/01/2014	1,106,611
2,955,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.125	06/01/2017	2,966,584
590,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	530,988
730,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	647,211
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	314,857
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.375	06/01/2014	375,014
375,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.950	12/01/2014	377,254
885,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.125	06/01/2017	888,469
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.250	12/01/2033	1,852,651
160,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.500	09/01/2015	162,174
2,000,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	1,773,180
225,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.375	06/01/2014	222,048
445,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.950	12/01/2014	447,674
155,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	7.500	09/01/2015	157,106
375,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.375	06/01/2014	370,080
1,010,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.950	12/01/2014	1,016,070
1,080,000	Suffolk County, NY IDA (ALIA-MCH)[1]	7.125	06/01/2017	1,084,234
800,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	709,272
580,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	7.500	09/01/2015	587,882
280,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	290,522
425,000	Suffolk County, NY IDA (ALIA-SMCFS)[1]	7.500	09/01/2015	430,776
480,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)[1]	7.500	09/01/2015	486,523
1,990,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,790,960
160,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	157,901
655,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	658,937
F19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$605,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000%	06/01/2016	$606,440
335,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.500	09/01/2015	339,553
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	3,003,042
800,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	709,272
230,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	6.950	12/01/2014	231,382
675,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.125	06/01/2017	677,646
395,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.500	09/01/2015	400,368
640,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	584,454
195,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	179,640
555,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	506,832
575,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	525,096
5,025,000	Suffolk County, NY IDA (DDI)[1]	7.250	03/01/2024	4,972,087
8,225,000	Suffolk County, NY IDA (DDI)[1]	8.750	03/01/2023	8,403,976
5,000,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2036	3,158,250
2,810,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	2,693,329
2,900,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375	01/01/2027	2,159,833
2,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.500	01/01/2037	1,897,893
1,420,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	12/01/2019	1,308,147
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,379,714
830,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	840,491
45,000	Suffolk County, NY IDA (Federation of Organizations)[1]	7.625	04/01/2010	45,122
2,195,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125	04/01/2030	2,229,813
2,585,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700	05/01/2039	2,291,499
3,535,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650	11/01/2017	3,456,594
225,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	207,277
1,115,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	1,018,229
3,275,000	Suffolk County, NY IDA (Innovative Realty I)[1]	6.000	11/01/2037	2,352,957
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	7,654,516
32,720,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	31,666,743
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550	02/01/2034	3,989,513
7,945,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375	01/01/2039	6,205,840
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750	11/01/2036	1,660,708
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750	11/01/2036	565,442
2,580,000	Suffolk County, NY IDA (New Interdisciplinary School)[1]	6.750	12/01/2019	2,512,714
F20 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$6,145,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.300%		01/01/2013	$5,763,580
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	21,901,569
900,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2020	924,201
2,850,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2030	2,906,886
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,290,864
50,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.625		04/01/2010	50,052
2,545,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,586,102
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	774,076
55,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	7.000		04/01/2010	55,138
2,595,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	8.000		04/01/2030	2,617,888
510,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	465,737
1,780,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,639,789
3,280,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	7.875		09/01/2041	3,203,609
830,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	757,964
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[5]	06/01/2044	92,804,352
12,240,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	11,102,170
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	27,379,405
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[4]	06/01/2048	9,307,386
3,716,000	Sullivan County, NY Community College COP[3]	5.750		08/15/2025	2,760,282
3,050,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625		06/01/2013	2,948,710
13,305,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875		07/01/2022	10,768,535
5,600,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		06/01/2019	5,117,952
13,840,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		07/01/2037	10,937,060
4,600,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.500		06/01/2025	4,115,666
4,530,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.950		02/01/2035	3,882,663
1,230,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.250		02/01/2012	1,224,305
9,965,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.750		02/01/2027	9,974,965
7,935,000	Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)[1]	7.250		06/01/2027	7,579,115
6,890,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500		11/01/2031	6,275,343
2,405,000	Syracuse, NY Hsg. Authority (Pavilion on James)[1]	7.500		11/01/2042	2,186,361
168,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	117,210,240
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	810,980
10,490,000	Syracuse, NY IDA (James Square)[1]	7.197	[4]	08/01/2025	3,746,189
F21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$725,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375%		03/01/2021	$723,528
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,929,870
75,000	Taconic Hills, NY (Central School District at Craryville)[1]	5.000		06/15/2026	76,018
50,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	53,243
2,175,000	Ulster County Tobacco Asset Securitization Corp.[1,3]	6.250		06/01/2025	2,155,991
1,595,000	Ulster County, NY IDA (Brooklyn Bottling)[1]	8.600		06/30/2022	1,595,734
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	187,070
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	0.000	[5]	06/01/2040	2,563,445
3,080,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,782,996
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850		12/01/2031	3,473,782
2,155,000	Wayne County, NY IDA (ARC)[1]	8.375		03/01/2018	2,156,832
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,194
4,300,000	Westchester County, NY Healthcare Corp., Series A1	5.875		11/01/2025	4,232,189
1,870,000	Westchester County, NY IDA (Beth Abraham Hospital)[1]	8.375		12/01/2025	1,874,432
90,000	Westchester County, NY IDA (Children’s Village)[1]	5.375		03/15/2019	79,516
3,750,000	Westchester County, NY IDA (Children’s Village)[1]	6.000		06/01/2022	3,350,438
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,152,160
3,475,000	Westchester County, NY IDA (Field Home)[1]	6.000		08/15/2017	3,267,021
3,335,000	Westchester County, NY IDA (Field Home)[1]	6.500		08/15/2022	3,110,821
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	1,302,431
1,560,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	1,561,248
3,325,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000		01/01/2028	3,089,889
685,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125		01/01/2018	685,055
1,475,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029	1,442,875
1,000,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2013	1,035,380
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2033	1,505,296
160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950		08/01/2024	160,077
2,590,000	Westchester County, NY IDA (Winward School)[1]	5.250		10/01/2031	2,427,115
4,475,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	4,050,591
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2038	49,084,456
52,770,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	42,096,740
4,130,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	3,858,989
1,560,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,116,274
2,355,000	Yonkers, NY IDA (Sacred Heart Assoc.)[1]	5.000		10/01/2037	2,200,889
2,515,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	7.125		07/01/2031	2,436,683
F22 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,635,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	8.500%		12/30/2013	$1,641,360
2,855,000	Yonkers, NY IDA (Westchester School)[1]	8.750		12/30/2023	2,637,363
800,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	751,496
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,040,465

					7,065,596,810
U.S. Possessions—34.4%
825,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	790,878
505,000	Guam GO1	5.250		11/15/2037	427,018
6,000,000	Guam GO1	6.750		11/15/2029	6,173,460
10,000,000	Guam GO1	7.000		11/15/2039	10,293,100
4,750,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	4,416,028
500,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000		07/01/2025	501,620
300,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	322,902
290,000	Guam Power Authority, Series A1	5.250		10/01/2023	266,565
20,000,000	Guam Power Authority, Series A1	5.250		10/01/2034	18,365,800
2,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,650,100
35,090,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	25,811,151
8,930,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,362,625
17,290,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	14,184,716
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[5]	07/01/2024	54,249,290
49,000,000	Puerto Rico Aqueduct & Sewer Authority[7]	5.125		07/01/2047	48,429,885
88,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	89,893,715
122,070,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	124,017,017
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,079,750
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	49,264,934
268,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.617	[4]	05/15/2050	9,762,660
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[4]	05/15/2055	13,842,100
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	54,874,929
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[4]	05/15/2057	36,910,512
20,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	20,023
9,625,000	Puerto Rico Commonwealth GO1	5.000		07/01/2029	8,880,603
10,400,000	Puerto Rico Commonwealth GO1	5.000		07/01/2031	9,408,776
16,850,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	15,152,194
12,230,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	10,900,232
2,240,000	Puerto Rico Commonwealth GO1	5.000		07/01/2035	1,986,634
7,480,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	6,881,301
4,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	3,884,000
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	4,833,400
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,758,933
F23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$14,500,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2031	$13,560,980
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	9,448,735
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	39,461,694
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	4,735,350
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	7,702,813
79,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	76,427,754
18,985,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	19,085,241
17,650,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	16,644,656
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.714	[6]	07/01/2029	45,195,000
106,500,000	Puerto Rico Electric Power Authority, Series UU1	0.874	[6]	07/01/2025	81,179,625
182,100,000	Puerto Rico Electric Power Authority, Series UU1	0.890	[6]	07/01/2031	128,061,825
55,000	Puerto Rico HFC[1]	5.100		12/01/2018	56,062
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	8,904,137
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,577,750
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	3,957,560
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	274,998
11,585,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	10,417,695
28,570,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	24,760,191
10,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025	9,473,000
14,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	13,902,756
8,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	7,980,820
3,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	2,877,266
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,595,034
17,205,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	16,255,972
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	6,340,482
92,120,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	79,214,909
125,620,000	Puerto Rico Highway & Transportation Authority, Series N1	0.724	[6]	07/01/2041	62,307,520
74,940,000	Puerto Rico Highway & Transportation Authority, Series N1	0.724	[6]	07/01/2045	35,933,730
16,080,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	15,033,835
F24 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$53,445,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250%		07/01/2039	$48,341,003
3,650,000	Puerto Rico Infrastructure[1]	5.000		07/01/2025	3,421,474
24,755,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	22,255,240
6,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	5,189,580
34,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	29,831,436
202,145,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	173,056,335
147,520,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	125,393,475
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	14,719,350
2,750,000	Puerto Rico Infrastructure[1]	5.500		07/01/2028	2,684,550
16,955,000	Puerto Rico Infrastructure	5.650	[4]	07/01/2029	4,588,701
65,725,000	Puerto Rico Infrastructure	5.730	[4]	07/01/2045	4,876,138
25,000,000	Puerto Rico Infrastructure	5.800	[4]	07/01/2032	5,207,750
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	4,954,654
1,575,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,466,577
5,750,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	5,019,693
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	5,496,008
38,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	38,356,820
2,325,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	5.625		07/01/2017	2,067,344
985,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	5.625		07/01/2027	759,790
8,770,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2018	8,153,294
12,380,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2026	10,807,369
2,450,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	2,357,415
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,402,125
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	3,490,200
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	500,200
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	7,460,480
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	4,855,220
4,975,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	3,663,142
6,395,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	4,884,309
1,940,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2026	1,821,660
90,855,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	80,629,270
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	6,642,750
23,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	22,425,090
126,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	117,545,559
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	113,354
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,606,845
F25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$7,500,000	Puerto Rico Public Buildings Authority[1]	6.250%		07/01/2031	$7,949,850
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	8,434,480
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,157,600
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.250		08/01/2057	295,770,554
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[4]	08/01/2054	36,941,943
33,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	34,228,590
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[4]	08/01/2056	11,187,592
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[4]	08/01/2042	4,160,400
7,300,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	7,877,211
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[4]	08/01/2043	10,306,400
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[5]	08/01/2032	26,705,700
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C7	5.750		08/01/2057	100,702,922
24,875,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	25,846,866
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,217,345
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,754,746
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	21,950,175
65,780,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	56,879,308
9,230,000	University of V.I., Series A1	5.375		06/01/2034	8,663,463
2,040,000	University of V.I., Series A1	6.250		12/01/2029	1,920,517
3,650,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	3,694,457
15,000	V.I. HFA, Series A1	6.450		03/01/2016	15,020
18,720,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	17,360,366
550,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2033	502,189
27,733,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	28,157,870
11,700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	11,701,404
8,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	8,056,800
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	753,375
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[4]	05/15/2035	1,269,840

					2,914,175,424

Total Investments, at Value (Cost $10,824,257,490)—117.8%					9,979,772,234
Liabilities in Excess of Other Assets—(17.8)					(1,505,647,599)

Net Assets—100.0%					$8,474,124,635

F26 | ROCHESTER FUND MUNICIPALS

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $41,557,307, which represents 0.49% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

8.	Issue is in default. See Note 1 of accompanying Notes.

9.	Non-income producing security.

10.	When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See Note 1 of accompanying Notes.

11.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1–unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2–inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3–significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2009 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
New York	$—	$7,065,596,810	$—	$7,065,596,810
U.S. Possessions	—	2,914,175,424	—	2,914,175,424

Total Assets	$—	$9,979,772,234	$—	$9,979,772,234

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Portfolio Abbreviations December 31, 2009
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CCRC	Continuing Care Retirement Community
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MCH	Maryhaven Center of Hope
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SCCC	Sullivan County Community College
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SLCD	School for Language and Communication Devel.
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F28 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES December 31, 2009

Assets
Investments, at value (cost $10,824,257,490)—see accompanying statement of investments	$9,979,772,234
Cash	1,454,620
Receivables and other assets:
Interest, dividends and principal paydowns	157,676,530
Shares of beneficial interest sold	7,871,773
Investments sold	6,949,021
Other	3,149,281

Total assets	10,156,873,459

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,516,625,000
Payable on borrowings (See Note 6)	131,300,000
Shares of beneficial interest redeemed	23,364,085
Investments purchased on a when-issued or delayed delivery basis	4,967,328
Distribution and service plan fees	3,597,970
Trustees’ compensation	1,984,089
Transfer and shareholder servicing agent fees	291,789
Shareholder communications	167,366
Interest expense on borrowings	8,675
Dividends	2,843
Other	439,679

Total liabilities	1,682,748,824

Net Assets	$8,474,124,635

Composition of Net Assets
Paid-in capital	$10,148,797,986
Accumulated net investment income	72,772,034
Accumulated net realized loss on investments	(902,960,129)
Net unrealized depreciation on investments	(844,485,256)

Net Assets	$8,474,124,635

F29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,912,621,527 and 440,425,685 shares of beneficial interest outstanding)	$15.70
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$16.48

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $246,521,866 and 15,722,347 shares of beneficial interest outstanding)	$15.68

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,250,160,421 and 79,776,777 shares of beneficial interest outstanding)	$15.67

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $64,820,821 and 4,130,403 shares of beneficial interest outstanding)	$15.69
See accompanying Notes to Financial Statements.
F30 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended December 31, 2009

Investment Income
Interest	$653,500,484

Expenses
Management fees	35,883,346
Distribution and service plan fees:
Class A	9,392,319
Class B	2,478,593
Class C	11,295,261
Transfer and shareholder servicing agent fees:
Class A	2,323,374
Class B	307,511
Class C	642,974
Class Y	23,251
Shareholder communications:
Class A	518,214
Class B	61,883
Class C	126,374
Class Y	5,266
Borrowing fees	30,178,154
Interest expense and fees on short-term floating rate notes issued (See Note 1)	20,969,245
Interest expense on borrowings	4,962,896
Accounting service fees	2,340,270
Trustees’ compensation	582,449
Legal, auditing and other professional fees	253,626
Custodian fees and expenses	58,133
Other	288,244

Total expenses	122,691,383
Less reduction to custodian expenses	(3,425)
Less waivers and reimbursements of expenses	(34,901)

Net expenses	122,653,057

Net Investment Income	530,847,427

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(226,677,958)
Net change in unrealized depreciation on investments	2,492,752,087

Net Increase in Net Assets Resulting from Operations	$2,796,921,556

See accompanying Notes to Financial Statements.
F31 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2009	2008

Operations
Net investment income	$530,847,427	$551,787,583
Net realized loss	(226,677,958)	(594,234,589)
Net change in unrealized depreciation	2,492,752,087	(3,118,793,146)

Net increase (decrease) in net assets resulting from operations	2,796,921,556	(3,161,240,152)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(408,558,894)	(427,487,508)
Class B	(13,742,327)	(19,605,070)
Class C	(62,747,294)	(63,394,535)
Class Y	(3,759,108)	(3,464,039)

	(488,807,623)	(513,951,152)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(128,680,279)	(399,337,703)
Class B	(66,159,176)	(206,427,989)
Class C	13,156,586	(90,900,546)
Class Y	3,629,506	13,872,271

	(178,053,363)	(682,793,967)

Net Assets
Total increase (decrease)	2,130,060,570	(4,357,985,271)
Beginning of period	6,344,064,065	10,702,049,336

End of period (including accumulated net investment income of $72,772,034 and $46,832,192, respectively)	$8,474,124,635	$6,344,064,065

See accompanying Notes to Financial Statements.
F32 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$2,796,921,556
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(682,891,347)
Proceeds from disposition of investment securities	1,260,043,832
Short-term investment securities, net	401,861,095
Premium amortization	10,076,419
Discount accretion	(64,825,149)
Net realized loss on investments	226,677,958
Net change in unrealized depreciation on investments	(2,492,752,087)
Decrease in interest receivable	13,706,387
Decrease in receivable for securities sold	7,742,515
Decrease in other assets	13,691,329
Decrease in payable for securities purchased	(12,301,401)
Decrease in other liabilities	(2,611,893)

Net cash provided by operating activities	1,475,339,214

Cash Flows from Financing Activities
Proceeds from bank borrowings	1,225,400,000
Payments on bank borrowings	(1,961,200,000)
Payments on short-term floating rate notes issued	(86,735,000)
Proceeds from shares sold	946,146,295
Payments on shares redeemed	(1,449,468,626)
Cash distributions paid	(166,237,770)

Net cash used in financing activities	(1,492,095,101)
Net decrease in cash	(16,755,887)
Cash, beginning balance	18,210,507

Cash, ending balance	$1,454,620

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $322,568,598.
Cash paid for interest on bank borrowings—$7,172,285.
Cash paid for interest on short-term floating rate notes issued—$20,969,245.
See accompanying Notes to Financial Statements.
F33 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.54	$17.67	$18.82	$18.28	$17.76

Income (loss) from investment operations:
Net investment income[1]	.98	.94	.88	.93	.99
Net realized and unrealized gain (loss)	4.09	(6.19)	(1.17)	.55	.53

Total from investment operations	5.07	(5.25)	(.29)	1.48	1.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.91)	(.88)	(.86)	(.94)	(1.00)

Net asset value, end of period	$15.70	$11.54	$17.67	$18.82	$18.28

Total Return, at Net Asset Value[2]	45.07%	(30.84)%	(1.59)%	8.33%	8.76%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$6,913	$5,158	$8,541	$7,979	$5,937

Average net assets (in millions)	$6,360	$7,688	$8,598	$6,836	$5,327

Ratios to average net assets:[3]
Net investment income	6.96%	5.96%	4.78%	5.05%	5.44%
Expenses excluding interest and fees on short-term floating rate notes issued	1.15%	0.92%	0.72%	0.72%	0.73%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	1.42%	1.60%	1.43%	1.34%	1.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.42%	1.60%	1.43%	1.34%	1.19%

Portfolio turnover rate	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F34 | ROCHESTER FUND MUNICIPALS

Class B Year Ended December 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.53	$17.66	$18.80	$18.26	$17.75

Income (loss) from investment operations:
Net investment income[1]	.85	.80	.72	.78	.83
Net realized and unrealized gain (loss)	4.07	(6.19)	(1.16)	.54	.52

Total from investment operations	4.92	(5.39)	(.44)	1.32	1.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.77)	(.74)	(.70)	(.78)	(.84)

Net asset value, end of period	$15.68	$11.53	$17.66	$18.80	$18.26

Total Return, at Net Asset Value[2]	43.66%	(31.50)%	(2.41)%	7.39%	7.77%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$246	$237	$591	$906	$955

Average net assets (in millions)	$248	$424	$745	$925	$1,006

Ratios to average net assets:[3]
Net investment income	6.05%	4.99%	3.88%	4.20%	4.60%
Expenses excluding interest and fees on short-term floating rate notes issued	2.12%	1.80%	1.62%	1.60%	1.60%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	2.39%	2.48%	2.33%	2.22%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.39%	2.48%	2.33%	2.22%	2.06%

Portfolio turnover rate	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F35 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.52	$17.65	$18.79	$18.25	$17.74

Income (loss) from investment operations:
Net investment income[1]	.86	.80	.71	.76	.82
Net realized and unrealized gain (loss)	4.07	(6.19)	(1.15)	.56	.53

Total from investment operations	4.93	(5.39)	(.44)	1.32	1.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.78)	(.74)	(.70)	(.78)	(.84)

Net asset value, end of period	$15.67	$11.52	$17.65	$18.79	$18.25

Total Return, at Net Asset Value[2]	43.82%	(31.49)%	(2.39)%	7.40%	7.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,250	$905	$1,514	$1,256	$712

Average net assets (in millions)	$1,131	$1,350	$1,492	$956	$600

Ratios to average net assets:[3]
Net investment income	6.09%	5.09%	3.90%	4.15%	4.56%
Expenses excluding interest and fees on short-term floating rate notes issued	2.02%	1.79%	1.59%	1.58%	1.59%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	2.29%	2.47%	2.30%	2.20%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.47%	2.30%	2.20%	2.05%

Portfolio turnover rate	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F36 | ROCHESTER FUND MUNICIPALS

Class Y Year Ended December 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.54	$17.67	$18.82	$18.28	$17.76

Income (loss) from investment operations:
Net investment income[1]	1.00	.96	.89	.95	1.01
Net realized and unrealized gain (loss)	4.08	(6.19)	(1.15)	.55	.54

Total from investment operations	5.08	(5.23)	(.26)	1.50	1.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.93)	(.90)	(.89)	(.96)	(1.03)

Net asset value, end of period	$15.69	$11.54	$17.67	$18.82	$18.28

Total Return, at Net Asset Value[2]	45.18%	(30.74)%	(1.44)%	8.45%	8.93%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$65	$44	$56	$22	$11

Average net assets (in millions)	$57	$61	$44	$16	$10

Ratios to average net assets:[3]
Net investment income	7.09%	6.14%	4.91%	5.14%	5.59%
Expenses excluding interest and fees on short-term floating rate notes issued	1.00%	0.79%	0.56%	0.60%	0.58%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	1.27%	1.47%	1.27%	1.22%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.47%	1.27%	1.22%	1.04%

Portfolio turnover rate	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F37 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
F38 | ROCHESTER FUND MUNICIPALS

the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are
F39 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$4,967,328
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,516,625,000 as of December 31, 2009, which represents 14.93% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its
F40 | ROCHESTER FUND MUNICIPALS

Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At December 31, 2009, municipal bond holdings with a value of $2,369,273,869 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,516,625,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At December 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate	[2]	Date	Value

$13,640,000	NY Austin Trust Various States Inverse Certificates	13.580%		6/1/32	$14,485,953
8,935,000	NY Austin Trust Various States Inverse Certificates	13.563		6/1/27	9,550,532
23,960,000	NY Austin Trust Various States Inverse Certificates	7.829		11/1/38	22,279,685
16,400,000	NY Austin Trust Various States Inverse Certificates	11.702		7/1/48	17,369,732
36,040,000	NY Liberty Devel. Corp. ROLs[3]	11.958		10/1/35	36,035,675
10,770,000	NY MTA ROLs[3]	16.601		11/15/30	11,383,890
6,615,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	0.000		1/1/27	7,289,399
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.338		12/1/27	14,634,583
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.920		12/1/34	6,534,605
13,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.095		4/1/36	13,446,065
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.093		10/1/30	24,053,216
12,330,000	NYC GO DRIVERS	8.431		6/1/33	13,008,273
F41 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate	[2]	Date	Value

$5,605,000	NYC GO DRIVERS	8.431%		12/1/33	$5,868,491
5,460,000	NYC GO DRIVERS	7.724		8/1/30	5,813,590
2,430,000	NYC GO DRIVERS	8.481		8/1/35	2,545,619
8,735,000	NYC GO DRIVERS	8.479		4/1/35	9,128,075
5,745,000	NYC GO DRIVERS	8.480		3/1/35	5,999,963
7,540,000	NYC GO ROLs	15.146		11/1/34	8,117,112
4,480,000	NYC GO ROLs[3]	16.158		4/1/30	5,090,534
8,900,000	NYC GO ROLs[3]	18.923		6/1/30	11,754,853
5,000,000	NYC GO ROLs	18.732		3/1/21	7,058,300
3,490,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.691		11/1/42	3,598,434
920,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.508		11/1/26	914,296
810,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.821		11/1/27	826,087
1,000,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.866		11/1/32	966,000
1,165,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.555		11/1/37	1,037,712
1,560,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.682		11/1/39	1,392,128
2,790,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.861		5/1/40	2,532,818
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.086		11/1/34	864,094
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.308		11/1/39	784,664
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.813		11/1/46	3,058,037
2,680,000	NYC HDC (Multifamily Hsg.) DRIVERS	11.055		11/1/40	2,522,175
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	13.520		11/1/30	4,255,343
12,045,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	10.750		5/1/49	11,132,591
17,005,000	NYC Municipal Water Finance Authority DRIVERS	11.130		6/15/39	18,077,335
14,425,000	NYC Municipal Water Finance Authority DRIVERS	14.560		6/15/26	15,370,992
14,950,000	NYC Municipal Water Finance Authority DRIVERS	11.470		6/15/32	15,421,523
3,910,000	NYC Municipal Water Finance Authority DRIVERS	11.138		6/15/32	4,012,872
15,815,000	NYC Municipal Water Finance Authority DRIVERS	11.146		6/15/34	16,610,811
6,005,000	NYC Municipal Water Finance Authority DRIVERS	11.139		6/15/38	6,255,409
6,875,000	NYC Municipal Water Finance Authority ROLs	15.131		6/15/31	7,788,275
10,025,000	NYC Municipal Water Finance Authority ROLs	15.131		6/15/37	10,887,351
7,875,000	NYC Municipal Water Finance Authority ROLs	15.131		6/15/39	8,427,510
4,935,000	NYC Municipal Water Finance Authority ROLs	15.131		6/15/39	5,281,240
4,500,000	NYC Municipal Water Finance Authority ROLs	15.151		6/15/39	4,878,360
10,470,000	NYC Municipal Water Finance Authority ROLs[3]	10.943		6/15/34	10,701,492
F42 | ROCHESTER FUND MUNICIPALS

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate	[2]	Date	Value

$8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	8.480%		7/1/35	$8,538,697
5,265,000	NYS DA (Vassar College) DRIVERS	8.478		7/1/46	5,440,219
3,410,000	NYS HFA ROLs[3]	12.388		11/1/45	3,417,332
3,750,000	Port Authority NY/NJ ROLs[3]	18.177		9/15/28	4,873,575
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	13.780		10/15/27	4,889,420
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	12.985		10/15/28	2,988,262
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	13.787		10/15/32	5,468,980
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	10.197		9/1/29	6,944,851
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	6.896		11/1/28	12,346,290
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	8.528		11/1/29	12,179,579
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	10.961		5/1/34	11,211,508
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	7.231		12/1/34	12,090,130
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	12.958		3/15/35	27,995,111
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	11.665		5/1/38	4,660,989
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	8.107		11/1/35	20,563,200
26,670,000	Port Authority NY/NJ, 3094th Series DRIVERS	11.146		3/15/39	28,920,681
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	12.976		11/1/30	8,762,475
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	8.107		11/1/35	31,842,115
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	12.970		3/15/35	3,889,344
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	8.097		7/15/34	25,968,823
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	0.000		7/1/47	4,528,935
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.532		7/1/47	14,650,950
74,115,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	18.401		8/1/57	73,440,554
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.395		8/1/57	29,272,922
18,135,000	SONYMA ROLs[3]	6.433		10/1/34	16,963,479
5,660,000	SONYMA ROLs[3]	11.879		4/1/29	5,688,130
3,385,000	SONYMA ROLs[3]	12.017		4/1/29	3,411,572
3,655,000	SONYMA ROLs[3]	12.268		4/1/29	3,673,165
7,635,000	SONYMA ROLs[3]	11.888		4/1/34	7,081,082
7,965,000	SONYMA ROLs[3]	12.019		10/1/28	8,000,046
4,960,000	SONYMA ROLs[3]	11.366		10/1/26	4,829,502
5,850,000	SONYMA ROLs[3]	7.614		10/1/37	5,060,484
11,720,000	SONYMA ROLs[3]	7.268		10/1/31	9,588,718
11,470,000	SONYMA ROLs[3]	7.353		10/1/37	9,004,409
1,685,000	SONYMA, Series 145 DRIVERS	11.127		10/1/37	1,578,390
1,665,000	SONYMA, Series 148 DRIVERS	11.222		10/1/27	1,702,696
2,125,000	SONYMA, Series 148 DRIVERS	11.333		10/1/32	2,136,560

					$852,648,869

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F28 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference
F43 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $647,600,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2009 is as follows:

Cost	$—
Market Value	$22
Market Value as a % of Net Assets	0.00%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of December 31, 2009, securities with an aggregate market value of $1,724,200, representing 0.02% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the Fund under these agreements in the amount of $0.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F44 | ROCHESTER FUND MUNICIPALS

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost
of Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$80,185,959	$—	$848,233,670	$899,211,712

1.	As of December 31, 2009, the Fund had $848,233,670 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2009, details of the capital loss carryforwards were as follows:

Expiring

2011	$48,711,816
2012	30,332,900
2016	447,366,348
2017	321,822,606

Total	$848,233,670

2.	During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
	Reduction to	Accumulated Net
Reduction to	Accumulated Net	Realized Loss on
Paid-in Capital	Investment Income	Investments

$3,850	$16,099,962	$16,103,812
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008

Distributions paid from:
Ordinary income	$5,679,298	$6,566,052
Exempt-interest dividends	483,128,325	507,385,100

Total	$488,807,623	$513,951,152

F45 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,362,358,946

Gross unrealized appreciation	$298,463,080
Gross unrealized depreciation	(1,197,674,792)

Net unrealized depreciation	$(899,211,712)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended December 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$347,708
Payments Made to Retired Trustees	309,630
Accumulated Liability as of December 31, 2009	1,668,105
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
F46 | ROCHESTER FUND MUNICIPALS

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	52,833,970	$734,465,418	89,008,037	$1,424,853,098
Dividends and/or distributions reinvested	18,725,703	263,340,510	18,235,572	280,237,109
Redeemed	(78,201,654)	(1,126,486,207)	(143,419,427)	(2,104,427,910)

Net decrease	(6,641,981)	$(128,680,279)	(36,175,818)	$(399,337,703)

F47 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class B
Sold	1,279,319	$17,832,175	2,026,140	$32,616,607
Dividends and/or distributions reinvested	669,108	9,331,312	822,369	12,775,841
Redeemed	(6,780,297)	(93,322,663)	(15,778,775)	(251,820,437)

Net decrease	(4,831,870)	$(66,159,176)	(12,930,266)	$(206,427,989)

Class C
Sold	12,413,734	$173,659,196	19,408,899	$308,824,693
Dividends and/or distributions reinvested	3,332,430	46,733,925	3,145,174	48,232,262
Redeemed	(14,484,787)	(207,236,535)	(29,840,156)	(447,957,501)

Net increase (decrease)	1,261,377	$13,156,586	(7,286,083)	$(90,900,546)

Class Y
Sold	1,122,715	$15,728,107	2,460,486	$39,921,521
Dividends and/or distributions reinvested	224,183	3,162,851	180,139	2,737,989
Redeemed	(1,062,727)	(15,261,452)	(1,931,896)	(28,787,239)

Net increase	284,171	$3,629,506	708,729	$13,872,271

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2009, were as follows:

	Purchases	Sales

Investment securities	682,891,347	$1,260,043,832
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2009, the Fund paid $2,340,270 to the Manager for accounting services.
F48 | ROCHESTER FUND MUNICIPALS

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2009, the Fund paid $3,330,126 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$32,526,295
Class C	31,556,128
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
F49 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

December 31, 2009	$1,351,979	$391,041	$501,910	$192,912
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has agreed to reimburse the Fund for certain costs associated with soliciting proxies for the special shareholder meeting that took place during 2009. During the year ended December 31, 2009, the Manager reimbursed the Fund $34,901 for proxy related costs.
5. Illiquid Securities
As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
F50 | ROCHESTER FUND MUNICIPALS

     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2611% as of December 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended December 31, 2009 equal 0.45% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of December 31, 2009, the Fund had borrowings outstanding at an interest rate of 0.2611%. Details of the borrowings for the year ended December 31, 2009 are as follows:

Average Daily Loan Balance	$484,277,534
Average Daily Interest Rate	0.756%
Fees Paid	$17,666,443
Interest Paid	$7,172,285
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 18, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits against the Fund raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds are similar in nature.
F51 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
8. Pending Litigation Continued
In 2009, lawsuits were filed in state court against the Manager and its subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Fund, the Fund’s Board and the individual Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund and that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F52 | ROCHESTER FUND MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Rochester Fund Municipals:
We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 18, 2010
F53 | ROCHESTER FUND MUNICIPALS

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2009 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 31, 2009 are eligible for the corporate dividend-received deduction. 98.84% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (73.8%), Puerto Rico (24.3%), Guam (0.3%), Virgin Islands (1.0%), Northern Mariana Isles (0.6%).
     During 2009, 27.47% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
27 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
28 | ROCHESTER FUND MUNICIPALS

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts and the claims made in legal proceedings against the Fund, the Manager and others, including the Fund officers and Board members. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New York municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median. The Board also noted that the Fund’s recent performance was improved and its year-to date performance through June 5, 2009 was in the first quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other New York municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expense were lower than or equal to the peer group median.
29 | ROCHESTER FUND MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
30 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
31 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2001) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2005) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2009) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex.
32 | ROCHESTER FUND MUNICIPALS

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Trustee (since 2009) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2009) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2009) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2009) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2009) Age: 68	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2009) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex.
33 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 51	Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC.; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee and is an officer of 94 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Zack and Keffer, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2000) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
34 | ROCHESTER FUND MUNICIPALS

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Troy E. Willis, Vice President and Senior Portfolio Manager (since 2005) Age: 37	Assistant Vice President of the Manager (since July 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 33	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 33	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 51	Director of the Rochester Credit Analysis team (since 2003) and a Vice President of the Manager (since 1997); headed Rochester’s Credit Analysis team (since 1993).

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 54	Director of Investment Brand Management, Senior Vice President of the Manager, and Senior Vice President of OppenheimerFunds Distributor, Inc. (since 1997). An officer of 94 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 94 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 94 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView
35 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Robert G. Zack, Continued	Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 94 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
36 | ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $58,300 in fiscal 2009 and $64,800 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,632 in fiscal 2009 and $2,368 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed $269,540 in fiscal 2009 and $255,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $8,500 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $280,672 in fiscal 2009 and $257,368 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.

a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	02/08/2010